REVENUE AND COST OF SALES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Revenue
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Concentrate sales	$1,881	$2,157	$1,881	$13,964
Provisional pricing adjustments	-	502	29	651
	$1,881	$2,659	$1,910	$14,615

Schedule of Cost of Sales
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Production costs	$724	$1,428	$724	$10,607
Stand-by and ramp-up costs	-	875	800	875
Depreciation and depletion	319	545	1,245	1,692
	$1,043	$2,848	$2,769	$13,174